Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 585.8	$ 707.3	$ 632.7	$ 988.3
Restricted cash	125.2	43.8
Accounts receivable, net	202.9	296.0
Inventories	321.8	214.6
Solar energy systems held for development and sale	373.0	237.5
Prepaid and other current assets	277.2	238.1
Total current assets	1,885.9	1,737.3
Investments	54.5	110.3
Investments in subsidiaries	0	0
Semiconductor and Solar Materials	1,253.7	1,465.9
Solar energy systems	1,139.4	567.6
Deferred tax assets, net	44.8	139.3
Restricted cash	37.5	18.7
Other assets	316.6	177.6
Goodwill	0	342.7	285.3
Intangible assets, net	149.2	52.5
Total assets	4,881.6	4,611.9
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.7	6.4
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	144.2	65.7
Accounts payable	694.6	745.5
Accrued liabilities	409.0	258.4
Deferred revenue for solar energy systems	41.4	8.8
Contingent consideration related to acquisitions	71.6	106.4
Customer and other deposits	72.4	92.9
Intercompany (receivalbe) payable and short trem notes	0	0
Total current liabilities	1,436.9	1,284.1
Long-term debt and capital lease obligations, less current portion	567.7	20.5
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	1,211.2	590.1
Pension and post-employment liabilities	69.4	54.1
Customer and other deposits	276.8	116.2
Deferred revenue for solar energy systems	157.4	75.0
Semiconductor and Solar Materials deferred revenue	51.2	115.2
Long-term intercompany note (receivalbe) payable	0	0
Other liabilities	326.1	61.1
Total liabilities	4,096.7	2,316.3
Total MEMC stockholders' equity	737.9	2,251.7
Noncontrolling interests	47.0	43.9
Total stockholders' equity	784.9	2,295.6	2,206.8	2,116.8
Total liabilities and stockholders' equity	4,881.6	4,611.9
MEMC, Inc. [Member]
Current assets:
Cash and cash equivalents	228.9	15.5	105.9	464.0
Restricted cash	0	10.7
Accounts receivable, net	65.3	87.5
Inventories	33.8	33.3
Solar energy systems held for development and sale	0	0
Prepaid and other current assets	34.6	35.7
Total current assets	362.6	182.7
Investments	3.3	2.3
Investments in subsidiaries	269.8	1,758.8
Semiconductor and Solar Materials	72.3	78.5
Solar energy systems	0	0
Deferred tax assets, net	36.3	138.1
Restricted cash	0	0
Other assets	24.7	25.2
Goodwill	0	0
Intangible assets, net	0	0
Total assets	769.0	2,185.6
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0	0
Accounts payable	20.0	20.9
Accrued liabilities	(9.6)	71.5
Deferred revenue for solar energy systems	0	0
Contingent consideration related to acquisitions	0	0
Customer and other deposits	30.1	0.1
Intercompany (receivalbe) payable and short trem notes	(605.7)	(93.9)
Total current liabilities	(565.2)	(1.4)
Long-term debt and capital lease obligations, less current portion	550.0	0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	0	0
Pension and post-employment liabilities	40.5	28.6
Customer and other deposits	82.0	0
Deferred revenue for solar energy systems	0	0
Semiconductor and Solar Materials deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	(127.1)	(125.2)
Other liabilities	50.9	31.9
Total liabilities	31.1	(66.1)
Total MEMC stockholders' equity	737.9	2,251.7
Noncontrolling interests	0	0
Total stockholders' equity	737.9	2,251.7
Total liabilities and stockholders' equity	769.0	2,185.6
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	58.3	7.2	49.7	(1.2)
Restricted cash	0	0.5
Accounts receivable, net	42.5	8.0
Inventories	68.5	59.0
Solar energy systems held for development and sale	4.1	8.6
Prepaid and other current assets	36.9	26.6
Total current assets	210.3	109.9
Investments	24.4	15.4
Investments in subsidiaries	(51.6)	911.5
Semiconductor and Solar Materials	315.5	328.7
Solar energy systems	1.6	4.2
Deferred tax assets, net	(20.4)	(27.7)
Restricted cash	0.2	0.2
Other assets	45.9	19.9
Goodwill	0	342.7
Intangible assets, net	145.2	52.5
Total assets	671.1	1,757.3
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	2.8
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0.3	0.3
Accounts payable	82.0	115.9
Accrued liabilities	104.6	34.6
Deferred revenue for solar energy systems	12.0	0
Contingent consideration related to acquisitions	71.6	106.4
Customer and other deposits	0.4	0.6
Intercompany (receivalbe) payable and short trem notes	619.9	131.9
Total current liabilities	890.8	392.5
Long-term debt and capital lease obligations, less current portion	0	0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	2.3	3.9
Pension and post-employment liabilities	0	0
Customer and other deposits	0	0
Deferred revenue for solar energy systems	27.0	0.7
Semiconductor and Solar Materials deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	(16.4)	(23.6)
Other liabilities	23.4	2.8
Total liabilities	927.1	376.3
Total MEMC stockholders' equity	(256.6)	1,381.0
Noncontrolling interests	0.6	0
Total stockholders' equity	(256.0)	1,381.0
Total liabilities and stockholders' equity	671.1	1,757.3
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	298.6	684.6	477.1	525.5
Restricted cash	125.2	32.6
Accounts receivable, net	95.1	200.5
Inventories	271.0	163.2
Solar energy systems held for development and sale	373.0	235.8
Prepaid and other current assets	205.7	175.8
Total current assets	1,368.6	1,492.5
Investments	26.8	95.0
Investments in subsidiaries	0	0
Semiconductor and Solar Materials	916.4	1,083.4
Solar energy systems	1,098.9	511.9
Deferred tax assets, net	28.9	28.9
Restricted cash	37.3	18.5
Other assets	246.0	132.5
Goodwill	0	0
Intangible assets, net	4.0	0
Total assets	3,726.9	3,362.7
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.7	3.6
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	143.9	65.4
Accounts payable	592.6	608.7
Accrued liabilities	314.0	152.3
Deferred revenue for solar energy systems	29.4	8.8
Contingent consideration related to acquisitions	0	0
Customer and other deposits	41.9	92.2
Intercompany (receivalbe) payable and short trem notes	(14.2)	(38.0)
Total current liabilities	1,111.3	893.0
Long-term debt and capital lease obligations, less current portion	17.7	20.5
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	1,208.9	586.2
Pension and post-employment liabilities	28.9	25.5
Customer and other deposits	194.8	116.2
Deferred revenue for solar energy systems	130.4	74.3
Semiconductor and Solar Materials deferred revenue	51.2	115.2
Long-term intercompany note (receivalbe) payable	143.5	148.8
Other liabilities	251.8	26.4
Total liabilities	3,138.5	2,006.1
Total MEMC stockholders' equity	542.0	1,312.7
Noncontrolling interests	46.4	43.9
Total stockholders' equity	588.4	1,356.6
Total liabilities and stockholders' equity	3,726.9	3,362.7
Consolidating Adjustments [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	(51.5)	(40.9)
Solar energy systems held for development and sale	(4.1)	(6.9)
Prepaid and other current assets	0	0
Total current assets	(55.6)	(47.8)
Investments	0	(2.4)
Investments in subsidiaries	(218.2)	(2,670.3)
Semiconductor and Solar Materials	(50.5)	(24.7)
Solar energy systems	38.9	51.5
Deferred tax assets, net	0	0
Restricted cash	0	0
Other assets	0	0
Goodwill	0	0
Intangible assets, net	0	0
Total assets	(285.4)	(2,693.7)
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0	0
Accounts payable	0	0
Accrued liabilities	0	0
Deferred revenue for solar energy systems	0	0
Contingent consideration related to acquisitions	0	0
Customer and other deposits	0	0
Intercompany (receivalbe) payable and short trem notes	0	0
Total current liabilities	0	0
Long-term debt and capital lease obligations, less current portion	0	0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	0	0
Pension and post-employment liabilities	0	0
Customer and other deposits	0	0
Deferred revenue for solar energy systems	0	0
Semiconductor and Solar Materials deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	0	0
Other liabilities	0	0
Total liabilities	0	0
Total MEMC stockholders' equity	(285.4)	(2,693.7)
Noncontrolling interests	0	0
Total stockholders' equity	(285.4)	(2,693.7)
Total liabilities and stockholders' equity	$ (285.4)	$ (2,693.7)